UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05396

CREDIT SUISSE MID-CAP CORE FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Mid-Cap Core Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2008 to October 31, 2009

Item 1. Reports to Stockholders.

2

CREDIT SUISSE FUNDS

Annual Report

October 31, 2009

■  CREDIT SUISSE
  LARGE CAP GROWTH FUND

■  CREDIT SUISSE
  MID-CAP CORE FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Funds, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the revelant prospectuses or consult your financial representative.

The views of the Funds' management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2009; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report
October 31, 2009 (unaudited)

December 7, 2009

Dear Shareholder:

Performance Summary
11/01/08 – 10/31/09

Fund and Benchmark	Performance
Common Class[1]	16.80%
Advisor Class[1]	16.21%
Class A1,2	16.50%
Class B1,2	15.68%
Class C1,2	15.68%
Russell 1000® Growth Index[3]	17.51%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Signs of recovery continue

The 12-month period ended October 31, 2009, was a volatile one for equities. The Russell 1000 Growth Index returned 17.51% for the year.

As of the end of October, several key economic indicators seemed to point to continued weakness in the U.S. economy. For example, the Conference Board Consumer Confidence Index was at 47.7 on October 27, down from 53.4 in September. Additionally, unemployment rates climbed as non-farm payrolls fell by 190,000 jobs in October (with the greatest losses in construction, manufacturing and retail trade), while the household unemployment rate rose to 10.2%. Six out of ten sectors within the S&P 500 posted gains for the year, with the information technology and consumer discretionary sectors up 29.89% and 18.18%, respectively. Financials and utilities were the worst performing sectors, down by 9.61% and 2.64%, respectively.

Strategic Review and Outlook: Maintaining our long-term approach

For the annual period ended October 31, 2009, the Fund underperformed the Russell 1000 Growth Index. Consumer discretionary (one of the Fund's largest overweight positions) was the strongest sector for the time period, adding to Fund performance. Industrials and consumer staples also contributed to performance. Conversely, financials (a large overweight position) detracted from performance. Similarly, the Fund's significant underweight position in information technology also detracted from performance.

Overall, the Fund's performance was fairly steady until July, when the portfolio faced challenges as a result of the rally of stocks with higher volatility.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

It was a difficult environment for individual stock picks, but a good environment for taking directional bets due to the rapid shift from a bear market to a bull market. Additionally, low summer volume made it harder to trade effectively as increasing retail flows and decreasing professional trades result in more erratic stock moves. These conditions resulted in the Fund underperforming its benchmark. Despite this trend, we do not believe short-term trading based on trends is sustainable or profitable over the long term. Although, we may experience temporary losses, we believe the better strategy is to continue to enter positions at attractive prices and increase the potential for strong longer-term returns going forward.

During the period, Constantin Filitti and Timothy Schwider joined Jordan Low, the lead manager, as portfolio managers of the Credit Suisse Quantitative Equities Group responsible for the day-to-day portfolio management of the Fund. Please see the supplement to the prospectus for their biographies and other details.

Although we expect the market to remain challenging in the near term, we are comfortable with our proactive, long term-investment strategy going forward.

Credit Suisse Quantitative Equities Group

Jordan Low
Constantin Filitti
Timothy Schwider

The value of investments generally will fluctuate in response to market movements and the Fund's performance will largely depend on the performance of growth stocks, which may be more volatile than the overall market.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Growth Fund1 Common Class shares, Advisor
Class shares and the Russell 1000® Growth Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Growth Fund1 Class A, B, C shares2 and the
Russell 1000® Growth Index3,6 from Inception (11/30/01).

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Average Annual Returns as of September 30, 20091

	1 Year	5 Years	10 Years	Since Inception
Common Class[4]	(1.10)%	(0.26)%	(2.25)%	7.02%
Advisor Class[5]	(1.59)%	(0.78)%	(2.74)%	6.21%
Class A Without Sales Charge	(1.32)%	(0.52)%	—	(2.42)%
Class A With Maximum Sales Charge	(7.02)%	(1.69)%	—	(3.15)%
Class B Without CDSC	(2.10)%	(1.28)%	—	(3.15)%
Class B With CDSC	(5.99)%	(1.28)%	—	(3.15)%
Class C Without CDSC	(2.03)%	(1.26)%	—	(3.14)%
Class C With CDSC	(3.00)%	(1.26)%	—	(3.14)%

Average Annual Returns as of October 31, 20091

	1 Year	5 Years	10 Years	Since Inception
Common Class[4]	16.80%	(0.73)%	(2.92)%	6.92%
Advisor Class[5]	16.21%	(1.21)%	(3.40)%	6.09%
Class A Without Sales Charge	16.50%	(0.97)%	—	(2.59)%
Class A With Maximum Sales Charge	9.76%	(2.13)%	—	(3.31)%
Class B Without CDSC	15.68%	(1.71)%	—	(3.31)%
Class B With CDSC	11.68%	(1.71)%	—	(3.31)%
Class C Without CDSC	15.68%	(1.70)%	—	(3.31)%
Class C With CDSC	14.68%	(1.70)%	—	(3.31)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.72% for Common Class shares, 2.23% for Advisor Class shares, 1.96% for Class A shares, 2.81% for Class B shares and 2.74% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.25% for Common Class shares, 1.75% for Advisor Class shares, 1.50% for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 9.76%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 11.68%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 14.68%.

3  The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

4  Inception date 08/17/87.

5  Inception date 04/04/91.

6  Performance for the benchmark is not available for the period beginning November 30, 2001. For that reason, performance for the benchmark is shown for the period beginning December 1, 2001.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2009.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2009

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 5/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/09	$1,193.50	$1,191.10	$1,191.90	$1,188.00	$1,188.00
Expenses Paid per $1,000*	$6.91	$9.66	$8.29	$12.41	$12.41
Hypothetical 5% Fund Return
Beginning Account Value 5/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/09	$1,018.90	$1,016.38	$1,017.64	$1,013.86	$1,013.86
Expenses Paid per $1,000*	$6.36	$8.89	$7.63	$11.42	$11.42
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.25%	1.75%	1.50%	2.25%	2.25%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Growth Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report
October 31, 2009 (unaudited)

December 7, 2009

Dear Shareholder:

Performance Summary
11/01/08 – 10/31/09

Fund and Benchmark	Performance
Common Class[1]	15.14%
Advisor Class[1]	14.55%
Class A1,2	14.88%
Class B1,2	14.02%
Class C1,2	14.04%
Standard & Poor's MidCap 400 Index[3]	18.18%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Signs of recovery continue

The 12-month period ended October 31, 2009, was a volatile one for equities. The S&P 400 MidCap Index returned 18.18% for the year.

As of the end of October, several key economic indicators seemed to point to continued weakness in the U.S. economy. For example, the Conference Board Consumer Confidence Index was at 47.7 on October 27, down from 53.4 in September. Additionally, unemployment rates climbed as non-farm payrolls fell by 190,000 jobs in October (with the greatest losses in construction, manufacturing and retail trade), while the household unemployment rate rose to 10.2%. Six out of ten sectors within the S&P 500 posted gains for the year, with the information technology and consumer discretionary sectors up 29.89% and 18.18%, respectively. Financials and utilities were the worst performing sectors, down by 9.61% and 2.64%, respectively.

Strategic Review and Outlook: Maintaining our long-term approach

For the annual period ended October 31, 2009, the Fund underperformed the Standard & Poor's MidCap 400 Index. Consumer discretionary (one of the Fund's largest overweight positions) was the strongest sector for the time period, adding to Fund performance. Consumer staples and financials also contributed to performance. Conversely, materials detracted from performance. Similarly, the Fund's significant underweight position in information technology also detracted from performance.

Overall, the Fund's performance was fairly steady until July, when the portfolio faced challenges as a result of the rally of stocks with higher volatility. It was a

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

difficult environment for individual stock picks, but a good environment for taking directional bets due to the rapid shift from a bear market to a bull market. Additionally, low summer volume made it harder to trade effectively as increasing retail flows and decreasing professional trades result in more erratic stock moves. These conditions resulted in the Fund underperforming its benchmark. Despite this trend, we do not believe short-term trading based on trends is sustainable or profitable over the long term. Although we may experience temporary losses, we believe the better strategy is to continue to enter positions at attractive prices and increase the potential for strong longer-term returns going forward.

During the period, Constantin Filitti and Timothy Schwider joined Jordan Low, the lead manager, as portfolio managers of the Credit Suisse Quantitative Equities Group responsible for the day-to-day portfolio management of the Fund. Please see the supplement to the prospectus for their biographies and other details.

Although we expect the market to remain challenging in the near term, we are comfortable with our proactive, long term-investment strategy going forward.

Credit Suisse Quantitative Equities Group

Jordan Low
Constantin Filitti
Timothy Schwider

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Mid-Cap Core Fund1 Common Class shares, Advisor
Class shares and the Standard & Poor's MidCap 400® Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Mid-Cap Core Fund1 Class A shares2 and
the Standard & Poor's MidCap 400® Index3 from Inception (11/30/01).

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Mid-Cap Core Fund1 Class B shares2, Class C shares2 and the Standard & Poor's MidCap 400® Index3 from Inception (02/27/04).

Average Annual Returns as of September 30, 20091

	1 Year	5 Years	10 Years	Since Inception
Common Class[4]	(3.05)%	2.28%	0.33%	8.33%
Advisor Class[5]	(3.53)%	1.77%	(0.17)%	6.46%
Class A Without Sales Charge	(3.27)%	2.04%	—	1.72%
Class A With Maximum Sales Charge	(8.83)%	0.84%	—	0.96%
Class B Without CDSC	(4.02)%	1.26%	—	(0.43)%
Class B With CDSC	(7.85)%	1.26%	—	(0.43)%
Class C Without CDSC	(4.02)%	1.26%	—	(0.40)%
Class C With CDSC	(4.97)%	1.26%	—	(0.40)%

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Average Annual Returns as of October 31, 20091

	1 Year	5 Years	10 Years	Since Inception
Common Class[4]	15.14%	0.49%	(0.91)%	8.04%
Advisor Class[5]	14.55%	(0.01)%	(1.41)%	6.13%
Class A Without Sales Charge	14.88%	0.25%	—	1.04%
Class A With Maximum Sales Charge	8.29%	(0.93)%	—	0.28%
Class B Without CDSC	14.02%	(0.51)%	—	(1.35)%
Class B With CDSC	10.02%	(0.51)%	—	(1.35)%
Class C Without CDSC	14.04%	(0.49)%	—	(1.31)%
Class C With CDSC	13.04%	(0.49)%	—	(1.31)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.68% for Common Class shares, 2.17% for Advisor Class shares, 1.92% for Class A shares, 2.72% for Class B shares and 2.70% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.45% for Common Class shares, 1.95% for Advisor Class shares, 1.70% for Class A shares, 2.45% for Class B shares and 2.45% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 8.29%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 10.02%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 13.04%.

3  The Standard & Poor's MidCap 400 Index is an unmanaged market weighted index of 400 U.S. stocks selected on the basis of capitalization, liquidity, and industry group representation. It is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

4  Inception date 01/21/88.

5  Inception date 04/04/91.

6  Performance for the benchmark is not available for the period beginning November 30, 2001. For that reason, performance for the benchmark is shown for the period beginning December 1, 2001.

7  Performance for the benchmark is not available for the period beginning February 27, 2004. For that reason, performance for the benchmark is shown for the period beginning March 1, 2004.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2009.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2009

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 5/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/09	$1,173.70	$1,170.70	$1,172.30	$1,167.50	$1,168.10
Expenses Paid per $1,000*	$7.94	$10.67	$9.31	$13.39	$13.39
Hypothetical 5% Fund Return
Beginning Account Value 5/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/09	$1,017.90	$1,015.38	$1,016.64	$1,012.85	$1,012.85
Expenses Paid per $1,000*	$7.37	$9.91	$8.64	$12.43	$12.43
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.45%	1.95%	1.70%	2.45%	2.45%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Mid-Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Large Cap Growth Fund
Schedule of Investments
October 31, 2009

	Number of Shares	Value
COMMON STOCKS (98.7%)
Aerospace & Defense (1.5%)
General Dynamics Corp.	600	$37,620
Honeywell International, Inc.	2,000	71,780
ITT Corp.	500	25,350
Lockheed Martin Corp.	1,200	82,548
Northrop Grumman Corp.	4,200	210,546
Precision Castparts Corp.	500	47,765
Raytheon Co.	3,700	167,536
Spirit Aerosystems Holdings, Inc. Class A*	200	3,184
United Technologies Corp.	1,700	104,465
		750,794
Air Freight & Logistics (1.2%)
CH Robinson Worldwide, Inc.	800	44,088
FedEx Corp.	2,700	196,263
United Parcel Service, Inc. Class B	6,300	338,184
Uti Worldwide, Inc.	1,000	12,470
		591,005
Airlines (0.1%)
AMR Corp.*	600	3,234
Copa Holdings SA Class A	300	12,669
Delta Air Lines, Inc.*	2,800	19,992
		35,895
Auto Components (0.1%)
Gentex Corp.	200	3,202
Johnson Controls, Inc.	2,000	47,840
WABCO Holdings, Inc.	500	11,860
		62,902
Automobiles (0.0%)
Thor Industries, Inc.	100	2,622
Beverages (2.7%)
Coca-Cola Enterprises, Inc.	3,600	68,652
Dr. Pepper Snapple Group, Inc.*	500	13,630
Hansen Natural Corp.*	600	21,690
Pepsi Bottling Group, Inc.	800	29,952
PepsiAmericas, Inc.	500	14,620
PepsiCo, Inc.	15,600	944,580
The Coca-Cola Co.	5,800	309,198
		1,402,322
Biotechnology (3.5%)
Amgen, Inc.*	18,400	988,632
Biogen Idec, Inc.*	1,900	80,047
Celgene Corp.*	1,300	66,365
Genzyme Corp.*	800	40,480
Gilead Sciences, Inc.*	14,400	612,720
		1,788,244

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Building Products (0.1%)
Armstrong World Industries, Inc.*	700	$26,075
Capital Markets (3.7%)
Ameriprise Financial, Inc.	300	10,401
BlackRock, Inc.	300	64,947
Franklin Resources, Inc.	500	52,315
GLG Partners, Inc.*	1,900	4,978
Invesco, Ltd.	100	2,115
Investment Technology Group, Inc.*	1,200	25,884
Lazard, Ltd. Class A	700	26,425
Morgan Stanley	12,600	404,712
Northern Trust Corp.	800	40,200
State Street Corp.	600	25,188
T. Rowe Price Group, Inc.	700	34,111
TD Ameritrade Holding Corp.*	700	13,510
The Bank of New York Mellon Corp.	17,800	474,548
The Charles Schwab Corp.	2,500	43,350
The Goldman Sachs Group, Inc.	3,700	629,629
Waddell & Reed Financial, Inc. Class A	600	16,836
		1,869,149
Chemicals (2.6%)
Cabot Corp.	500	10,965
Calgon Carbon Corp.*	200	3,168
CF Industries Holdings, Inc.	1,500	124,875
Cytec Industries, Inc.	500	16,585
Eastman Chemical Co.	500	26,255
Huntsman Corp.	500	3,975
Lubrizol Corp.	700	46,592
Monsanto Co.	11,700	786,006
Praxair, Inc.	500	39,720
Sigma-Aldrich Corp.	200	10,386
The Dow Chemical Co.	4,700	110,356
The Mosaic Co.	2,600	121,498
The Scotts Miracle-Gro Co. Class A	600	24,372
Valspar Corp.	500	12,685
Westlake Chemical Corp.	500	12,145
		1,349,583
Commercial Banks (0.6%)
U.S. Bancorp	9,200	213,624
Wells Fargo & Co.	3,900	107,328
		320,952
Commercial Services & Supplies (0.2%)
Cintas Corp.	500	13,845
R. R. Donnelley & Sons Co.	700	14,056
The Brink's Co.	1,500	35,595
Waste Management, Inc.	1,600	47,808
		111,304

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Communications Equipment (4.4%)
Cisco Systems, Inc.*	32,400	$740,340
CommScope, Inc.*	400	10,808
Harris Corp.	100	4,172
Harris Stratex Networks, Inc. Class A*	10	63
Juniper Networks, Inc.*	4,700	119,897
Motorola, Inc.	22,600	193,682
Polycom, Inc.*	1,700	36,499
QUALCOMM, Inc.	26,900	1,113,929
Starent Networks Corp.*	400	13,496
		2,232,886
Computers & Peripherals (11.4%)
Apple, Inc.*	14,000	2,639,000
Dell, Inc.*	4,100	59,409
EMC Corp.*	43,800	721,386
Hewlett-Packard Co.	12,100	574,266
International Business Machines Corp.	11,800	1,423,198
NCR Corp.*	200	2,030
NetApp, Inc.*	1,300	35,165
QLogic Corp.*	1,100	19,294
SanDisk Corp.*	900	18,432
Seagate Technology	4,500	62,775
STEC, Inc.*	4,000	85,280
Sun Microsystems, Inc.*	13,800	112,884
Synaptics, Inc.*	500	11,250
Teradata Corp.*	1,000	27,880
Western Digital Corp.*	1,300	43,784
		5,836,033
Construction & Engineering (0.2%)
Dycom Industries, Inc.*	93	919
Fluor Corp.	1,300	57,746
Granite Construction, Inc.	200	5,712
Jacobs Engineering Group, Inc.*	800	33,832
Quanta Services, Inc.*	500	10,600
The Shaw Group, Inc.*	700	17,962
		126,771
Consumer Finance (2.2%)
American Express Co.	21,800	759,512
Capital One Financial Corp.	10,300	376,980
		1,136,492
Containers & Packaging (0.1%)
Pactiv Corp.*	1,200	27,708
Sealed Air Corp.	400	7,692
Temple-Inland, Inc.	200	3,090
		38,490

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Distributors (0.0%)
LKQ Corp.*	500	$8,635
Diversified Consumer Services (0.6%)
Apollo Group, Inc. Class A*	1,300	74,230
Brink's Home Security Holdings, Inc.*	500	15,490
Career Education Corp.*	700	14,588
Corinthian Colleges, Inc.*	7,700	122,122
H&R Block, Inc.	900	16,506
Hillenbrand, Inc.	600	11,988
ITT Educational Services, Inc.*	700	63,245
		318,169
Diversified Financial Services (0.5%)
JPMorgan Chase & Co.	4,800	200,496
Moody's Corp.	1,300	30,784
MSCI, Inc. Class A*	1,100	33,440
The NASDAQ OMX Group, Inc.*	600	10,836
		275,556
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	14,900	382,483
CenturyTel, Inc.	100	3,246
Clearwire Corp. Class A*	500	3,130
Fairpoint Communications, Inc.	77	8
Verizon Communications, Inc.	31,800	940,962
		1,329,829
Electric Utilities (0.2%)
American Electric Power Co., Inc.	500	15,110
FirstEnergy Corp.	600	25,968
Hawaiian Electric Industries, Inc.	100	1,785
PPL Corp.	1,500	44,160
Southern Co.	900	28,071
		115,094
Electrical Equipment (0.6%)
Cooper Industries PLC Class A	4,000	154,760
Emerson Electric Co.	1,600	60,400
First Solar, Inc.*	500	60,965
General Cable Corp.*	500	15,570
SunPower Corp. Class A*	1,100	27,291
		318,986
Electronic Equipment, Instruments & Components (0.7%)
Avnet, Inc.*	700	17,346
Checkpoint Systems, Inc.*	500	6,785
Corning, Inc.	15,700	229,377
Dolby Laboratories, Inc. Class A*	800	33,552
FLIR Systems, Inc.*	900	25,029
Ingram Micro, Inc. Class A*	500	8,825

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Electronic Equipment, Instruments & Components
Jabil Circuit, Inc.	600	$8,028
SYNNEX Corp.*	500	12,865
		341,807
Energy Equipment & Services (0.9%)
Atwood Oceanics, Inc.*	500	17,745
Baker Hughes, Inc.	500	21,035
Diamond Offshore Drilling, Inc.	100	9,525
Dresser-Rand Group, Inc.*	800	23,576
ENSCO International, Inc.	617	28,253
FMC Technologies, Inc.*	500	26,300
Global Industries, Ltd.*	500	3,645
Halliburton Co.	500	14,605
National-Oilwell Varco, Inc.*	500	20,495
Oceaneering International, Inc.*	700	35,770
Rowan Cos., Inc.	600	13,950
Schlumberger, Ltd.	3,300	205,260
Tetra Technologies, Inc.*	300	2,838
Tidewater, Inc.	500	20,835
		443,832
Food & Staples Retailing (2.9%)
Costco Wholesale Corp.	800	45,480
CVS Caremark Corp.	2,600	91,780
SUPERVALU, Inc.	500	7,935
Sysco Corp.	1,200	31,740
The Kroger Co.	2,500	57,825
Wal-Mart Stores, Inc.	22,900	1,137,672
Walgreen Co.	2,200	83,226
		1,455,658
Food Products (2.2%)
Archer-Daniels-Midland Co.	12,100	364,452
Chiquita Brands International, Inc.*	500	8,095
ConAgra Foods, Inc.	400	8,400
Dean Foods Co.*	1,400	25,522
Del Monte Foods Co.	605	6,534
General Mills, Inc.	800	52,736
H.J. Heinz Co.	1,100	44,264
Kraft Foods, Inc. Class A	17,800	489,856
Lancaster Colony Corp.	1,955	94,974
Sara Lee Corp.	1,300	14,677
Tyson Foods, Inc. Class A	900	11,268
		1,120,778
Health Care Equipment & Supplies (3.1%)
Baxter International, Inc.	4,300	232,458
Becton, Dickinson and Co.	1,200	82,032
Boston Scientific Corp.*	86,400	701,568

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Health Care Equipment & Supplies
CR Bard, Inc.	400	$30,028
Edwards Lifesciences Corp.*	100	7,694
Hologic, Inc.*	700	10,346
Invacare Corp.	500	11,215
Kinetic Concepts, Inc.*	600	19,914
Medtronic, Inc.	3,500	124,950
ResMed, Inc.*	700	34,447
St. Jude Medical, Inc.*	2,300	78,384
STERIS Corp.	400	11,704
Stryker Corp.	900	41,400
Thoratec Corp.*	4,500	118,170
Varian Medical Systems, Inc.*	1,200	49,176
Zimmer Holdings, Inc.*	500	26,285
		1,579,771
Health Care Providers & Services (0.9%)
Aetna, Inc.	700	18,221
AmerisourceBergen Corp.	700	15,505
CIGNA Corp.	600	16,704
Community Health Systems, Inc.*	400	12,512
Coventry Health Care, Inc.*	300	5,949
Express Scripts, Inc.*	700	55,944
Health Management Associates, Inc. Class A*	900	5,490
Humana, Inc.*	500	18,790
Kindred Healthcare, Inc.*	500	7,350
Lincare Holdings, Inc.*	600	18,846
McKesson Corp.	600	35,238
Medco Health Solutions, Inc.*	2,400	134,688
Omnicare, Inc.	500	10,835
Patterson Cos., Inc.*	500	12,765
Quest Diagnostics, Inc.	500	27,965
Tenet Healthcare Corp.*	1,400	7,168
UnitedHealth Group, Inc.	500	12,975
WellPoint, Inc.*	500	23,380
		440,325
Health Care Technology (0.1%)
Cerner Corp.*	400	30,416
IMS Health, Inc.	600	9,834
		40,250
Hotels, Restaurants & Leisure (1.3%)
Brinker International, Inc.	7,100	89,744
Burger King Holdings, Inc.	100	1,716
Carnival Corp.	4,200	122,304
McDonald's Corp.	4,100	240,301
P.F. Chang's China Bistro, Inc.*	398	11,617
Panera Bread Co. Class A*	1,167	69,997
Royal Caribbean Cruises, Ltd.*	400	8,092

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Hotels, Restaurants & Leisure
Starbucks Corp.*	2,600	$49,348
Wendy's/Arby's Group, Inc. Class A	1,400	5,530
WMS Industries, Inc.*	700	27,986
Yum! Brands, Inc.	1,600	52,720
		679,355
Household Durables (0.2%)
American Greetings Corp. Class A	500	10,170
Garmin, Ltd.	1,000	30,260
Leggett & Platt, Inc.	700	13,531
Newell Rubbermaid, Inc.	600	8,706
Tupperware Brands Corp.	500	22,510
		85,177
Household Products (4.0%)
Clorox Co.	800	47,384
Colgate-Palmolive Co.	6,700	526,821
Kimberly-Clark Corp.	1,100	67,276
The Procter & Gamble Co.	24,000	1,392,000
		2,033,481
Independent Power Producers & Energy Traders (0.1%)
Mirant Corp.*	600	8,388
Ormat Technologies, Inc.	300	11,340
The AES Corp.*	2,000	26,140
		45,868
Industrial Conglomerates (0.7%)
3M Co.	3,300	242,781
Carlisle Cos., Inc.	600	18,624
General Electric Co.	1,600	22,816
McDermott International, Inc.*	2,300	51,129
		335,350
Insurance (1.1%)
Aflac, Inc.	1,900	78,831
American International Group, Inc.*	3,100	104,222
AON Corp.	900	34,659
Arthur J. Gallagher & Co.	766	17,090
Axis Capital Holdings, Ltd.	400	11,556
CNA Financial Corp.*	600	13,062
First American Corp.	500	15,195
HCC Insurance Holdings, Inc.	500	13,195
Lincoln National Corp.	1,000	23,830
Loews Corp.	600	19,860
MetLife, Inc.	1,200	40,836
Prudential Financial, Inc.	3,500	158,305
Unum Group	900	17,955
Validus Holdings, Ltd.	200	5,060
		553,656

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	1,900	$225,739
Expedia, Inc.*	1,600	36,272
NetFlix, Inc.*	2,200	117,590
priceline.com, Inc.*	600	94,674
		474,275
Internet Software & Services (3.5%)
eBay, Inc.*	1,100	24,497
Google, Inc. Class A*	2,800	1,501,136
Sohu.com, Inc.*	1,900	105,640
VeriSign, Inc.*	1,200	27,372
WebMD Health Corp. Class A*	23	783
Yahoo!, Inc.*	7,500	119,250
		1,778,678
IT Services (3.0%)
Accenture PLC Class A	6,400	237,312
Acxiom Corp.*	500	5,740
Amdocs, Ltd.*	200	5,040
Automatic Data Processing, Inc.	1,000	39,800
Broadridge Financial Solutions, Inc.	900	18,729
Cognizant Technology Solutions Corp. Class A*	1,200	46,380
Computer Sciences Corp.*	300	15,213
Fidelity National Information Services, Inc.	500	10,880
Genpact, Ltd.*	600	7,146
Global Cash Access Holdings, Inc.*	503	3,184
Hewitt Associates, Inc. Class A*	600	21,312
Lender Processing Services, Inc.	600	23,880
Mastercard, Inc. Class A	900	197,118
Paychex, Inc.	1,800	51,138
SAIC, Inc.*	900	15,939
The Western Union Co.	1,500	27,255
Visa, Inc. Class A	10,100	765,176
Wright Express Corp.*	500	13,955
		1,505,197
Leisure Equipment & Products (0.1%)
Callaway Golf Co.	500	3,420
Mattel, Inc.	2,700	51,111
		54,531
Life Sciences Tools & Services (0.1%)
Pharmaceutical Product Development, Inc.	300	6,465
Thermo Fisher Scientific, Inc.*	600	27,000
Waters Corp.*	700	40,201
		73,666

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Machinery (0.6%)
Bucyrus International, Inc.	400	$17,768
Caterpillar, Inc.	1,300	71,578
Crane Co.	1,300	36,205
Danaher Corp.	500	34,115
Flowserve Corp.	700	68,747
Lincoln Electric Holdings, Inc.	200	9,488
Navistar International Corp.*	400	13,256
Oshkosh Corp.	400	12,504
The Manitowoc Co., Inc.	3,000	27,420
The Timken Co.	500	11,015
		302,096
Marine (0.0%)
Kirby Corp.*	500	16,900
Media (1.3%)
Clear Channel Outdoor Holdings, Inc. Class A*	100	682
Comcast Corp. Class A	27,400	397,300
CTC Media, Inc.*	400	6,432
DISH Network Corp. Class A*	500	8,700
Harte-Hanks, Inc.	500	5,870
Interpublic Group of Cos., Inc.*	500	3,010
Liberty Global, Inc. Class A*	500	10,265
Liberty Media Corp. - Entertainment Series A*	500	15,410
Marvel Entertainment, Inc.*	700	34,979
Morningstar, Inc.*	100	5,102
Omnicom Group, Inc.	900	30,852
Scripps Networks Interactive, Inc. Class A	500	18,880
The DIRECTV Group, Inc.*	3,600	94,680
The McGraw-Hill Cos., Inc.	1,000	28,780
Time Warner, Inc.	500	15,060
		676,002
Metals & Mining (1.7%)
Alcoa, Inc.	1,900	23,598
Allegheny Technologies, Inc.	500	15,430
Cliffs Natural Resources, Inc.	500	17,785
Compass Minerals International, Inc.	100	6,232
Freeport-McMoRan Copper & Gold, Inc.*	1,500	110,040
Newmont Mining Corp.	10,600	460,676
Nucor Corp.	600	23,910
Royal Gold, Inc.	100	4,417
Schnitzer Steel Industries, Inc. Class A	3,100	134,044
Southern Copper Corp.	500	15,750
Steel Dynamics, Inc.	400	5,356
Walter Energy, Inc.	600	35,100
Worthington Industries, Inc.	500	5,525
		857,863

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Multi-Utilities (0.8%)
PG&E Corp.	800	$32,712
Public Service Enterprise Group, Inc.	11,900	354,620
Sempra Energy	500	25,725
Xcel Energy, Inc.	400	7,544
		420,601
Multiline Retail (0.8%)
99 Cents Only Stores*	500	5,685
Big Lots, Inc.*	500	12,525
Dollar Tree, Inc.*	500	22,565
Family Dollar Stores, Inc.	2,900	82,070
J.C. Penney Co., Inc.	500	16,565
Kohl's Corp.*	1,900	108,718
Target Corp.	2,900	140,447
		388,575
Oil, Gas & Consumable Fuels (4.5%)
Alpha Natural Resources, Inc.*	800	27,176
Anadarko Petroleum Corp.	900	54,837
Apache Corp.	500	47,060
Chesapeake Energy Corp.	500	12,250
Chevron Corp.	600	45,924
ConocoPhillips	4,500	225,810
Consol Energy, Inc.	600	25,686
Devon Energy Corp.	500	32,355
Exxon Mobil Corp.	22,700	1,626,909
Murphy Oil Corp.	500	30,570
Newfield Exploration Co.*	500	20,510
Occidental Petroleum Corp.	600	45,528
SandRidge Energy, Inc.*	600	6,138
Southwestern Energy Co.*	600	26,148
Teekay Corp.	100	2,075
Tesoro Corp.	300	4,242
Valero Energy Corp.	500	9,050
W&T Offshore, Inc.	600	6,990
XTO Energy, Inc.	500	20,780
		2,270,038
Paper & Forest Products (0.0%)
International Paper Co.	500	11,155
Personal Products (0.1%)
Herbalife, Ltd.	600	20,190
Mead Johnson Nutrition Co. Class A	200	8,408
The Estee Lauder Cos., Inc. Class A	600	25,500
		54,098

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Pharmaceuticals (8.7%)
Abbott Laboratories	10,200	$515,814
Allergan, Inc.	1,100	61,875
Bristol-Myers Squibb Co.	62,200	1,355,960
Eli Lilly & Co.	1,000	34,010
Johnson & Johnson	27,700	1,635,685
Merck & Co., Inc.	700	21,651
Mylan, Inc.*	1,900	30,856
Pfizer, Inc.	7,041	119,908
Schering-Plough Corp.	21,000	592,200
Valeant Pharmaceuticals International*	2,100	61,740
		4,429,699
Professional Services (0.1%)
FTI Consulting, Inc.*	800	32,648
Real Estate Investment Trusts (0.0%)
Walter Investment Management Corp.	36	469
Road & Rail (0.2%)
CSX Corp.	800	33,744
Knight Transportation, Inc.	400	6,416
Union Pacific Corp.	700	38,598
		78,758
Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc.*	3,200	14,720
Analog Devices, Inc.	1,200	30,756
Broadcom Corp. Class A*	4,100	109,101
Cypress Semiconductor Corp.*	800	6,744
Integrated Device Technology, Inc.*	700	4,116
Intel Corp.	35,600	680,316
Intersil Corp. Class A	1,100	13,805
Linear Technology Corp.	1,500	38,820
Marvell Technology Group, Ltd.*	4,700	64,484
Maxim Integrated Products, Inc.	1,200	20,004
Micron Technology, Inc.*	800	5,432
Novellus Systems, Inc.*	700	14,406
Nvidia Corp.*	2,300	27,508
Silicon Laboratories, Inc.*	1,200	50,280
Teradyne, Inc.*	600	5,022
Tessera Technologies, Inc.*	600	13,266
Texas Instruments, Inc.	51,800	1,214,710
Xilinx, Inc.	400	8,700
		2,322,190
Software (7.0%)
Activision Blizzard, Inc.*	1,400	15,162
Adobe Systems, Inc.*	1,600	52,704
Autodesk, Inc.*	1,500	37,395
Electronic Arts, Inc.*	2,300	41,952
Microsoft Corp.	58,600	1,624,978

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Software
Novell, Inc.*	1,500	$6,135
Oracle Corp.	23,400	493,740
Red Hat, Inc.*	21,400	552,334
Rovi Corp.*	100	2,755
Salesforce.com, Inc.*	1,500	85,125
Sybase, Inc.*	1,200	47,472
Symantec Corp.*	31,100	546,738
Tyler Technologies, Inc.*	300	5,706
VMware, Inc. Class A*	1,000	38,430
		3,550,626
Specialty Retail (1.7%)
Aaron's, Inc.	2,200	55,110
Advance Auto Parts, Inc.	200	7,452
Aeropostale, Inc.*	4,000	150,120
AutoNation, Inc.*	600	10,344
Barnes & Noble, Inc.	2,500	41,525
Best Buy Co., Inc.	1,400	53,452
Dick's Sporting Goods, Inc.*	500	11,345
Foot Locker, Inc.	700	7,336
GameStop Corp. Class A*	900	21,861
Guess?, Inc.	600	21,930
Home Depot, Inc.	2,800	70,252
Lowe's Cos., Inc.	1,000	19,570
Office Depot, Inc.*	500	3,025
Penske Auto Group, Inc.	1,100	17,226
PetSmart, Inc.	900	21,177
RadioShack Corp.	1,000	16,890
Rent-A-Center, Inc.*	500	9,180
Ross Stores, Inc.	1,600	70,416
Staples, Inc.	1,600	34,720
The Buckle, Inc.	1,700	51,017
The Gap, Inc.	3,300	70,422
The Gymboree Corp.*	1,400	59,598
TJX Cos., Inc.	1,600	59,760
		883,728
Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	500	16,485
NIKE, Inc. Class B	3,000	186,540
Phillips-Van Heusen Corp.	600	24,090
Polo Ralph Lauren Corp.	200	14,884
The Warnaco Group, Inc.*	800	32,424
		274,423
Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	500	5,395
NewAlliance Bancshares, Inc.	500	5,540
		10,935

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Tobacco (0.9%)
Altria Group, Inc.	4,900	$88,739
Lorillard, Inc.	700	54,404
Philip Morris International, Inc.	6,500	307,840
Reynolds American, Inc.	500	24,240
		475,223
Trading Companies & Distributors (0.0%)
WESCO International, Inc.*	200	5,112
Water Utilities (0.0%)
American Water Works Co., Inc.	500	9,485
Wireless Telecommunication Services (0.3%)
American Tower Corp. Class A*	2,100	77,322
Centennial Communications Corp.*	500	4,230
Leap Wireless International, Inc.*	400	5,288
Syniverse Holdings, Inc.*	2,500	42,825
United States Cellular Corp.*	461	16,877
		146,542
TOTAL COMMON STOCKS (Cost $47,108,738)		50,306,609
PREFERRED STOCK (0.0%)
Personal Products (0.0%)
Revlon, Inc.*^ (Cost $4,223)	800	3,760
	Par (000)
SHORT-TERM INVESTMENT (1.1%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 11/02/09 (Cost $570,000)	$570	570,000
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $47,682,961)		50,880,369
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		102,120
NET ASSETS (100.0%)		$50,982,489

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments
October 31, 2009

	Number of Shares	Value
COMMON STOCKS (98.0%)
Aerospace & Defense (0.2%)
Alliant Techsystems, Inc.*	1,400	$108,892
BE Aerospace, Inc.*	2,700	47,871
		156,763
Airlines (1.3%)
Airtran Holdings, Inc.*	75,400	318,942
Alaska Air Group, Inc.*	6,300	162,036
Allegiant Travel Co.*	3,900	147,069
JetBlue Airways Corp.*	98,800	490,048
		1,118,095
Auto Components (1.2%)
BorgWarner, Inc.	3,300	100,056
Drew Industries, Inc.*	100	1,914
Exide Technologies*	2,800	17,136
Gentex Corp.	59,500	952,595
Superior Industries International, Inc.	100	1,328
		1,073,029
Automobiles (0.0%)
Thor Industries, Inc.	900	23,598
Beverages (0.1%)
Hansen Natural Corp.*	1,900	68,685
PepsiAmericas, Inc.	1,400	40,936
		109,621
Biotechnology (3.5%)
Cephalon, Inc.*	44,800	2,445,184
Facet Biotech Corp.*	18,260	312,794
Incyte Corp., Ltd.*	100	589
OSI Pharmaceuticals, Inc.*	1,500	48,330
United Therapeutics Corp.*	2,800	119,112
Vertex Pharmaceuticals, Inc.*	4,900	164,444
		3,090,453
Building Products (0.3%)
Ameron International Corp.	200	11,796
Griffon Corp.*	100	877
Lennox International, Inc.	6,500	218,855
		231,528
Capital Markets (1.0%)
Affiliated Managers Group, Inc.*	1,400	88,886
Apollo Investment Corp.	18,394	165,546
Eaton Vance Corp.	4,200	119,238
Invesco, Ltd.	8,400	177,660
Jefferies Group, Inc.*	3,400	88,740
Raymond James Financial, Inc.	3,500	82,635

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Capital Markets
SEI Investments Co.	3,500	$61,145
Waddell & Reed Financial, Inc. Class A	3,890	109,153
		893,003
Chemicals (2.5%)
Airgas, Inc.	100	4,436
Albemarle Corp.	2,500	78,950
Ashland, Inc.	2,400	82,896
Cabot Corp.	18,400	403,512
Chemtura Corp.*	29,700	28,512
Cytec Industries, Inc.	3,649	121,037
Huntsman Corp.	7,500	59,625
Lubrizol Corp.	3,300	219,648
Minerals Technologies, Inc.	400	19,704
NL Industries, Inc.	100	620
Olin Corp.	2,100	32,067
RPM International, Inc.	5,600	98,672
Sensient Technologies Corp.	2,300	58,167
Terra Industries, Inc.	22,900	727,533
The Scotts Miracle-Gro Co. Class A	1,100	44,682
Valspar Corp.	8,800	223,256
		2,203,317
Commercial Banks (2.4%)
1st Source Corp.	100	1,482
Associated Banc-Corp.	9,910	126,947
Bancorpsouth, Inc.	2,000	45,160
Bank of Hawaii Corp.	1,200	53,280
Cathay General Bancorp	1,300	11,479
City National Corp.	1,200	45,204
Comerica, Inc.	3,900	108,225
Commerce Bancshares, Inc.	2,395	91,872
Cullen/Frost Bankers, Inc.	1,500	70,185
Fifth Third Bancorp	21,600	193,104
FirstMerit Corp.	4,808	91,112
Fulton Financial Corp.	30,000	247,800
International Bancshares Corp.	10,500	155,925
PacWest Bancorp	800	13,584
SVB Financial Group*	1,500	61,875
Synovus Financial Corp.	52,600	116,772
TCF Financial Corp.	3,300	39,039
Trustmark Corp.	8,800	166,760
Valley National Bancorp	9,675	128,484
Webster Financial Corp.	1,700	19,227
Westamerica BanCorporation	5,200	248,560
Wilmington Trust Corp.	5,644	68,010
		2,104,086

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies (1.0%)
Clean Harbors, Inc.*	500	$28,225
Copart, Inc.*	1,800	57,906
Corrections Corp. of America*	3,045	72,897
Courier Corp.	100	1,483
Deluxe Corp.	14,200	202,066
Herman Miller, Inc.	1,500	23,175
HNI Corp.	2,200	57,904
Interface, Inc. Class A	100	776
Mine Safety Appliances Co.	7,500	191,175
Rollins, Inc.	7,300	131,984
Standard Parking Corp.*	20	352
The Brink's Co.	1,200	28,476
Waste Connections, Inc.*	2,100	66,003
		862,422
Communications Equipment (2.9%)
3Com Corp.*	42,900	220,506
Acme Packet, Inc.*	100	979
ADC Telecommunications, Inc.*	63,200	410,168
ADTRAN, Inc.	3,300	76,032
Avocent Corp.*	5,600	139,272
CommScope, Inc.*	3,000	81,060
EchoStar Corp. Class A*	100	1,816
Emulex Corp.*	10,300	104,030
F5 Networks, Inc.*	2,200	98,758
Palm, Inc.*	4,600	53,406
Plantronics, Inc.	1,300	31,343
Polycom, Inc.*	46,200	991,914
Riverbed Technology, Inc.*	7,100	145,479
Starent Networks Corp.*	4,900	165,326
Unity Wireless Corp.*	712,201	427
		2,520,516
Computers & Peripherals (1.2%)
Avid Technology, Inc.*	100	1,263
Diebold, Inc.	1,700	51,408
NCR Corp.*	5,100	51,765
NetApp, Inc.*	4,500	121,725
SanDisk Corp.*	200	4,096
STEC, Inc.*	29,400	626,808
Sun Microsystems, Inc.*	23,800	194,684
Teradata Corp.*	1,800	50,184
		1,101,933
Construction & Engineering (2.4%)
Aecom Technology Corp.*	5,400	136,296
Dycom Industries, Inc.*	4,200	41,496
Granite Construction, Inc.	3,400	97,104
KBR, Inc.	5,200	106,444

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Construction & Engineering
The Shaw Group, Inc.*	22,900	$587,614
URS Corp.*	29,100	1,130,826
		2,099,780
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,400	116,648
Consumer Finance (1.0%)
AmeriCredit Corp.*	22,000	388,300
Discover Financial Services	15,100	213,514
SLM Corp.*	25,700	249,290
		851,104
Containers & Packaging (0.4%)
Aptargroup, Inc.	2,500	88,275
Crown Holdings, Inc.*	100	2,665
Greif, Inc. Class A	900	48,168
Packaging Corp. of America	2,900	53,012
Sonoco Products Co.	3,600	96,300
Temple-Inland, Inc.	5,000	77,250
		365,670
Distributors (0.1%)
LKQ Corp.*	3,900	67,353
Diversified Consumer Services (2.1%)
Brink's Home Security Holdings, Inc.*	4,700	145,606
Career Education Corp.*	19,200	400,128
Corinthian Colleges, Inc.*	50,200	796,172
ITT Educational Services, Inc.*	1,100	99,385
Matthews International Corp. Class A	800	29,384
Regis Corp.	12,200	198,128
Service Corp. International	18,400	126,408
Sotheby's	1,800	28,548
Strayer Education, Inc.	300	60,891
		1,884,650
Diversified Financial Services (0.5%)
Interactive Brokers Group, Inc. Class A*	6,000	96,060
MSCI, Inc. Class A*	1,900	57,760
The NASDAQ OMX Group, Inc.*	16,800	303,408
		457,228
Diversified Telecommunication Services (0.1%)
Cbeyond, Inc.*	100	1,335
Cincinnati Bell, Inc.*	24,600	75,768
Cogent Communications Group, Inc.*	120	1,216
General Communication, Inc. Class A*	100	615
		78,934

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Electric Utilities (1.1%)
Cleco Corp.	1,600	$39,600
DPL, Inc.	7,700	195,118
Great Plains Energy, Inc.	3,600	62,280
Hawaiian Electric Industries, Inc.	14,557	259,842
IDACORP, Inc.	1,400	39,326
NV Energy, Inc.	11,300	129,498
PNM Resources, Inc.	20,000	214,400
Westar Energy, Inc.	2,900	55,535
		995,599
Electrical Equipment (0.6%)
AMETEK, Inc.	3,100	108,159
EnerSys*	1,800	39,780
Roper Industries, Inc.	4,000	202,200
SunPower Corp. Class B*	1,042	22,570
Thomas & Betts Corp.*	1,500	51,315
Woodward Governor Co.	3,500	82,285
		506,309
Electronic Equipment, Instruments & Components (1.4%)
Arrow Electronics, Inc.*	3,200	81,088
Avnet, Inc.*	4,400	109,032
Brightpoint, Inc.*	100	737
Checkpoint Systems, Inc.*	100	1,357
Ingram Micro, Inc. Class A*	11,100	195,915
Itron, Inc.*	1,000	60,040
National Instruments Corp.	1,500	40,050
Tech Data Corp.*	14,700	564,921
Technitrol, Inc.	100	779
Trimble Navigation, Ltd.*	3,200	67,104
Vishay Intertechnology, Inc.*	24,900	155,127
		1,276,150
Energy Equipment & Services (1.3%)
Complete Production Services, Inc.*	100	953
Exterran Holdings, Inc.*	1,700	34,731
Global Industries, Ltd.*	19,200	139,968
Helix Energy Solutions Group, Inc.*	2,500	34,325
Helmerich & Payne, Inc.	2,900	110,258
Oceaneering International, Inc.*	8,600	439,460
Patterson-UTI Energy, Inc.	4,300	66,994
Pride International, Inc.*	4,900	144,844
Superior Energy Services, Inc.*	2,100	45,381
Tidewater, Inc.	1,500	62,505
Unit Corp.*	1,000	39,080
Willbros Group, Inc.*	200	2,628
		1,121,127

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Food & Staples Retailing (0.1%)
BJ's Wholesale Club, Inc.*	1,400	$49,042
Ruddick Corp.	1,100	29,392
SUPERVALU, Inc.	1,600	25,392
Susser Holdings Corp.*	100	1,189
		105,015
Food Products (1.8%)
Chiquita Brands International, Inc.*	3,100	50,189
Corn Products International, Inc.	2,400	67,632
Dean Foods Co.*	800	14,584
Flowers Foods, Inc.	2,500	58,400
Lancaster Colony Corp.	7,536	366,099
Ralcorp Holdings, Inc.*	1,500	80,550
Smithfield Foods, Inc.*	31,300	417,542
Tootsie Roll Industries, Inc.	1,100	27,291
Tyson Foods, Inc. Class A	37,900	474,508
		1,556,795
Gas Utilities (1.0%)
AGL Resources, Inc.	2,000	69,920
Atmos Energy Corp.	2,500	69,625
Energen Corp.	1,834	80,476
National Fuel Gas Co.	2,500	113,350
ONEOK, Inc.	2,800	101,388
UGI Corp.	16,500	394,020
WGL Holdings, Inc.	1,800	59,508
		888,287
Health Care Equipment & Supplies (2.9%)
Align Technology, Inc.*	4,200	66,024
Beckman Coulter, Inc.	2,100	135,093
Edwards Lifesciences Corp.*	4,300	330,842
Gen-Probe, Inc.*	1,300	54,236
Greatbatch, Inc.*	100	1,967
Hill-Rom Holdings, Inc.	6,900	135,171
Hologic, Inc.*	7,800	115,284
Idexx Laboratories, Inc.*	1,500	76,680
Immucor, Inc.*	12,000	214,560
Kinetic Concepts, Inc.*	5,100	169,269
Masimo Corp.*	1,300	34,541
ResMed, Inc.*	3,500	172,235
STERIS Corp.	4,800	140,448
Teleflex, Inc.	1,000	49,750
Thoratec Corp.*	32,000	840,320
Varian Medical Systems, Inc.*	300	12,294
		2,548,714

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Health Care Providers & Services (2.5%)
AMERIGROUP Corp.*	2,100	$46,305
CIGNA Corp.	100	2,784
Community Health Systems, Inc.*	2,900	90,712
Cross Country Healthcare, Inc.*	55	454
Emergency Medical Services Corp. Class A*	700	33,614
Health Management Associates, Inc. Class A*	11,700	71,370
Health Net, Inc.*	2,800	41,748
Henry Schein, Inc.*	2,400	126,792
Humana, Inc.*	700	26,306
Kindred Healthcare, Inc.*	1,022	15,023
LifePoint Hospitals, Inc.*	1,500	42,495
Lincare Holdings, Inc.*	30,282	951,158
Molina Healthcare, Inc.*	100	1,872
Omnicare, Inc.	13,500	292,545
Owens & Minor, Inc.	3,300	134,937
Psychiatric Solutions, Inc.*	7,700	158,928
Universal Health Services, Inc. Class B	1,300	72,345
VCA Antech, Inc.*	2,400	57,168
WellCare Health Plans, Inc.*	1,100	28,743
		2,195,299
Health Care Technology (0.2%)
Cerner Corp.*	2,000	152,080
Hotels, Restaurants & Leisure (3.7%)
Bob Evans Farms, Inc.	5,600	147,112
Boyd Gaming Corp.*	1,700	12,512
Brinker International, Inc.	2,800	35,392
Chipotle Mexican Grill, Inc. Class A*	5,600	456,344
DineEquity, Inc.*	100	2,116
Gaylord Entertainment Co.*	1,600	24,048
International Speedway Corp. Class A	800	20,408
Life Time Fitness, Inc.*	1,200	25,860
Marcus Corp.	100	1,170
Panera Bread Co. Class A*	15,700	941,686
Pinnacle Entertainment, Inc.*	100	845
Scientific Games Corp. Class A*	2,200	30,954
The Cheesecake Factory, Inc.*	55,300	1,005,354
Wendy's/Arby's Group, Inc. Class A	40,100	158,395
WMS Industries, Inc.*	10,600	423,788
		3,285,984
Household Durables (1.1%)
American Greetings Corp. Class A	12,400	252,216
Blyth, Inc.	100	3,543
La-Z-Boy, Inc.	100	710
M.D.C. Holdings, Inc.	1,000	32,620
Mohawk Industries, Inc.*	6,100	261,263
NVR, Inc.*	300	198,681

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Household Durables
The Ryland Group, Inc.	1,200	$22,260
Toll Brothers, Inc.*	3,800	65,816
Tupperware Brands Corp.	2,000	90,040
		927,149
Household Products (0.3%)
Church & Dwight Co., Inc.	2,000	113,760
Energizer Holdings, Inc.*	2,000	121,740
		235,500
Independent Power Producers & Energy Traders (0.0%)
NRG Energy, Inc.*	1,600	36,784
Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	3,500	108,640
Tredegar Corp.	100	1,363
		110,003
Insurance (6.0%)
American Equity Investment Life Holding Co.	100	657
American Financial Group, Inc.	2,050	50,430
Arthur J. Gallagher & Co.	36,500	814,315
Brown & Brown, Inc.	3,100	56,947
CNA Financial Corp.*	1,500	32,655
Everest Re Group, Ltd.	7,000	612,430
Fidelity National Financial, Inc. Class A	18,400	249,688
First American Corp.	17,100	519,669
Genworth Financial, Inc. Class A*	45,000	477,900
Hanover Insurance Group, Inc.	1,349	56,753
HCC Insurance Holdings, Inc.	19,200	506,688
Horace Mann Educators Corp.	4,481	55,699
Lincoln National Corp.	4,500	107,235
Mercury General Corp.	900	32,814
Old Republic International Corp.	11,700	124,956
Protective Life Corp.	3,700	71,225
Reinsurance Group of America, Inc.	1,900	87,590
StanCorp Financial Group, Inc.	13,386	491,400
Unitrin, Inc.	11,964	234,494
Unum Group	23,900	476,805
W.R. Berkley Corp.	3,900	96,408
XL Capital, Ltd. Class A	6,700	109,947
		5,266,705
Internet & Catalog Retail (2.2%)
Expedia, Inc.*	10,800	244,836
NetFlix, Inc.*	19,800	1,058,310
priceline.com, Inc.*	4,100	646,939
		1,950,085

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Internet Software & Services (1.9%)
Akamai Technologies, Inc.*	2,000	$44,000
Digital River, Inc.*	6,000	136,980
Equinix, Inc.*	1,000	85,320
Sohu.com, Inc.*	14,200	789,520
ValueClick, Inc.*	26,500	260,760
VeriSign, Inc.*	15,400	351,274
		1,667,854
IT Services (2.0%)
Acxiom Corp.*	12,000	137,760
Alliance Data Systems Corp.*	1,500	82,470
Broadridge Financial Solutions, Inc.	25,512	530,905
DST Systems, Inc.*	1,000	41,710
Fidelity National Information Services, Inc.	10,635	231,417
Gartner, Inc.*	1,600	29,792
Global Cash Access Holdings, Inc.*	117	741
Global Payments, Inc.	2,600	127,998
Heartland Payment Systems, Inc.	100	1,229
Hewitt Associates, Inc. Class A*	2,200	78,144
Lender Processing Services, Inc.	2,600	103,480
ManTech International Corp. Class A*	2,100	92,106
NeuStar, Inc. Class A*	3,000	69,300
SAIC, Inc.*	7,500	132,825
SRA International, Inc. Class A*	1,100	20,636
Wright Express Corp.*	4,500	125,595
		1,806,108
Leisure Equipment & Products (0.0%)
Brunswick Corp.	100	948
Callaway Golf Co.	1,800	12,312
		13,260
Life Sciences Tools & Services (1.0%)
Affymetrix, Inc.*	14,100	73,743
Bio-Rad Laboratories, Inc. Class A*	3,600	321,804
Charles River Laboratories International, Inc.*	1,800	65,736
Covance, Inc.*	1,700	87,856
Mettler-Toledo International, Inc.*	800	78,000
Pharmaceutical Product Development, Inc.	3,200	68,960
Techne Corp.	1,900	118,769
Varian, Inc.*	1,000	51,200
		866,068
Machinery (3.1%)
AGCO Corp.*	5,300	148,983
American Railcar Industries, Inc.	100	1,000
Badger Meter, Inc.	400	14,908
Briggs & Stratton Corp.	1,600	29,920
Bucyrus International, Inc.	4,800	213,216

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Machinery
Colfax Corp.*	100	$1,088
Crane Co.	8,700	242,295
Donaldson Co., Inc.	6,100	217,587
Federal Signal Corp.	9,513	58,410
Flowserve Corp.	100	9,821
Graco, Inc.	4,700	129,438
Harsco Corp.	2,155	67,861
IDEX Corp.	2,100	59,703
Joy Global, Inc.	6,800	342,788
Kennametal, Inc.	2,200	51,832
Lincoln Electric Holdings, Inc.	1,100	52,184
Navistar International Corp.*	800	26,512
Nordson Corp.	4,700	248,019
Oshkosh Corp.	3,680	115,037
Pentair, Inc.	3,800	110,580
Robbins & Myers, Inc.	2,400	55,680
Sauer-Danfoss, Inc.	100	720
SPX Corp.	2,900	153,062
Tennant Co.	500	13,330
Terex Corp.*	3,900	78,858
The Timken Co.	8,000	176,240
Titan International, Inc.	100	840
Trinity Industries, Inc.	2,100	35,448
Valmont Industries, Inc.	500	36,135
Wabtec Corp.	2,300	84,548
		2,776,043
Marine (0.2%)
Alexander & Baldwin, Inc.	5,200	149,916
Kirby Corp.*	1,400	47,320
		197,236
Media (1.4%)
DreamWorks Animation SKG, Inc. Class A*	2,000	64,000
Gannett Co., Inc.	200	1,964
Harte-Hanks, Inc.	5,929	69,607
Lamar Advertising Co. Class A*	1,700	41,310
Liberty Global, Inc. Class A*	30,600	628,218
Marvel Entertainment, Inc.*	7,200	359,784
Outdoor Channel Holdings, Inc.*	100	692
Scholastic Corp.	900	22,383
Valassis Communications, Inc.*	4,600	83,858
		1,271,816
Metals & Mining (2.8%)
AMCOL International Corp.	300	7,812
Carpenter Technology Corp.	1,200	25,236
Century Aluminum Co.*	100	867
Cliffs Natural Resources, Inc.	3,700	131,609

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Metals & Mining
Coeur d'Alene Mines Corp.*	4,400	$88,352
Commercial Metals Co.	3,200	47,488
Reliance Steel & Aluminum Co.	1,800	65,664
Steel Dynamics, Inc.	6,500	87,035
Stillwater Mining Co.*	100	620
United States Steel Corp.	48,100	1,658,969
Walter Energy, Inc.	2,000	117,000
Worthington Industries, Inc.	21,546	238,083
		2,468,735
Multi-Utilities (1.0%)
Alliant Energy Corp.	3,100	82,336
Black Hills Corp.	4,900	119,413
MDU Resources Group, Inc.	5,000	103,750
NSTAR	13,000	402,350
OGE Energy Corp.	2,800	93,016
Vectren Corp.	4,291	96,719
		897,584
Multiline Retail (2.5%)
99 Cents Only Stores*	16,900	192,153
Dollar Tree, Inc.*	20,500	925,165
Family Dollar Stores, Inc.	4,300	121,690
J.C. Penney Co., Inc.	400	13,252
Macy's, Inc.	48,200	846,874
Saks, Inc.*	22,200	124,542
		2,223,676
Office Electronics (0.0%)
Zebra Technologies Corp. Class A*	1,500	37,500
Oil, Gas & Consumable Fuels (1.9%)
Alpha Natural Resources, Inc.*	700	23,779
Arch Coal, Inc.	4,600	99,636
Atlas Pipeline Partners LP	119	835
ATP Oil & Gas Corp.*	100	1,731
Bill Barrett Corp.*	1,021	31,631
Cimarex Energy Co.	2,300	90,068
Comstock Resources, Inc.*	1,200	49,308
El Paso Corp.	1,200	11,772
Encore Acquisition Co.*	1,500	55,605
Forest Oil Corp.*	3,200	62,720
Frontier Oil Corp.	2,800	38,808
James River Coal Co.*	100	1,899
Mariner Energy, Inc.*	3,000	38,220
McMoRan Exploration Co.*	100	769
Newfield Exploration Co.*	17,800	730,156
Overseas Shipholding Group, Inc.	600	23,550
Patriot Coal Corp.*	8,500	96,050

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels
Petroleum Development Corp.*	100	$1,670
Plains Exploration & Production Co.*	4,200	111,300
Quicksilver Resources, Inc.*	3,300	40,260
Rex Energy Corp.*	100	809
Rosetta Resources, Inc.*	100	1,353
Southern Union Co.	3,600	70,452
Stone Energy Corp.*	100	1,533
Swift Energy Co.*	4,900	103,782
VAALCO Energy, Inc.	19	81
		1,687,777
Paper & Forest Products (0.2%)
Glatfelter	100	1,057
Louisiana-Pacific Corp.*	10,600	55,650
Schweitzer-Mauduit International, Inc.	1,494	77,165
Wausau Paper Corp.	100	877
		134,749
Personal Products (0.1%)
Alberto-Culver Co.	2,500	67,050
NBTY, Inc.*	1,600	58,256
		125,306
Pharmaceuticals (2.0%)
Endo Pharmaceuticals Holdings, Inc.*	3,103	69,507
Medicis Pharmaceutical Corp. Class A	1,500	31,755
Mylan, Inc.*	84,800	1,377,152
Perrigo Co.	2,100	78,099
The Medicines Co.*	100	719
Valeant Pharmaceuticals International*	6,984	205,330
		1,762,562
Professional Services (1.3%)
FTI Consulting, Inc.*	5,400	220,374
Kelly Services, Inc. Class A	3,100	34,348
Korn/Ferry International*	1,200	19,152
Manpower, Inc.	12,300	583,143
MPS Group, Inc.*	4,500	60,840
Navigant Consulting, Inc.*	1,300	18,512
The Corporate Executive Board Co.	900	21,609
Watson Wyatt Worldwide, Inc. Class A	4,853	211,494
		1,169,472
Real Estate Investment Trusts (6.7%)
Alexandria Real Estate Equities, Inc.	3,500	189,595
AMB Property Corp.	3,900	85,722
Apartment Investment & Management Co. Class A	16	198
BRE Properties, Inc.	1,400	38,122
Camden Property Trust	4,300	155,875

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Real Estate Investment Trusts
Corporate Office Properties Trust	1,500	$49,785
Cousins Properties, Inc.	3,923	28,716
Duke Realty Corp.	6,200	69,688
Equity One, Inc.	2,000	29,840
Essex Property Trust, Inc.	700	52,626
Federal Realty Investment Trust	1,600	94,448
HCP, Inc.	47,000	1,390,730
Health Care REIT, Inc.	22,700	1,007,199
Highwoods Properties, Inc.	1,900	52,288
Hospitality Properties Trust	7,300	140,963
Liberty Property Trust	4,200	123,354
Mack-Cali Realty Corp.	2,100	64,995
Nationwide Health Properties, Inc.	38,000	1,225,500
OMEGA Healthcare Investors, Inc.	8,400	127,344
Potlatch Corp.	2,900	80,939
ProLogis	5,500	62,315
Rayonier, Inc.	4,100	158,178
Realty Income Corp.	15,300	354,654
Regency Centers Corp.	2,100	70,455
SL Green Realty Corp.	2,200	85,272
The Macerich Co.	2,391	71,252
UDR, Inc.	4,212	60,568
Weingarten Realty Investors	2,800	51,800
		5,922,421
Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	1,100	51,535
Road & Rail (0.4%)
Con-way, Inc.	2,300	75,877
Hertz Global Holdings, Inc.*	3,400	31,654
J.B. Hunt Transport Services, Inc.	2,300	69,138
Kansas City Southern*	2,600	62,998
Landstar System, Inc.	1,300	45,812
Werner Enterprises, Inc.	1,900	35,625
		321,104
Semiconductors & Semiconductor Equipment (3.5%)
Atmel Corp.*	53,100	197,532
Cree, Inc.*	2,900	122,090
Fairchild Semiconductor International, Inc.*	3,600	26,928
Integrated Device Technology, Inc.*	55,800	328,104
International Rectifier Corp.*	1,889	34,531
Intersil Corp. Class A	73,300	919,915
KLA-Tencor Corp.	100	3,251
Lam Research Corp.*	3,400	114,648
Linear Technology Corp.	1,100	28,468
Micron Technology, Inc.*	101,200	687,148
Nvidia Corp.*	200	2,392

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment
RF Micro Devices, Inc.*	30,200	$120,196
Semtech Corp.*	15,701	242,894
Silicon Laboratories, Inc.*	5,800	243,020
Zoran Corp.*	100	887
		3,072,004
Software (4.8%)
ACI Worldwide, Inc.*	700	11,263
Advent Software, Inc.*	2,300	87,906
AsiaInfo Holdings, Inc.*	1,900	41,914
Cadence Design Systems, Inc.*	7,600	46,436
FactSet Research Systems, Inc.	1,100	70,455
Fair Isaac Corp.	5,600	113,848
Informatica Corp.*	2,300	48,829
Jack Henry & Associates, Inc.	6,500	149,955
Mentor Graphics Corp.*	2,800	20,440
MICROS Systems, Inc.*	2,100	56,532
Netscout Systems, Inc.*	100	1,229
Parametric Technology Corp.*	17,000	253,470
Quest Software, Inc.*	1,600	26,832
Red Hat, Inc.*	73,400	1,894,454
Rovi Corp.*	8,900	245,195
Salesforce.com, Inc.*	8,700	493,725
Solera Holdings, Inc.	1,800	57,996
Sybase, Inc.*	6,500	257,140
Synopsys, Inc.*	3,900	85,800
THQ, Inc.*	100	523
Tyler Technologies, Inc.*	1,200	22,824
VMware, Inc. Class A*	5,900	226,737
		4,213,503
Specialty Retail (5.2%)
Aaron's, Inc.	9,100	227,955
Advance Auto Parts, Inc.	15,300	570,078
Aeropostale, Inc.*	43,400	1,628,802
American Eagle Outfitters, Inc.	5,600	97,944
AnnTaylor Stores Corp.*	9,300	120,621
Asbury Automotive Group, Inc.*	100	974
Barnes & Noble, Inc.	11,100	184,371
CarMax, Inc.*	6,000	118,020
Chico's FAS, Inc.*	8,100	96,795
Coldwater Creek, Inc.*	1,700	9,775
Collective Brands, Inc.*	1,700	31,535
Dick's Sporting Goods, Inc.*	2,300	52,187
Foot Locker, Inc.	4,700	49,256
Group 1 Automotive, Inc.	100	2,542
Guess?, Inc.	1,500	54,825
hhgregg, Inc.*	4,100	67,609

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Specialty Retail
J. Crew Group, Inc.*	1,400	$57,092
Monro Muffler, Inc.	500	15,495
PetSmart, Inc.	3,300	77,649
RadioShack Corp.	4,300	72,627
Rent-A-Center, Inc.*	17,000	312,120
Ross Stores, Inc.	3,606	158,700
The Buckle, Inc.	4,300	129,043
The Gymboree Corp.*	7,800	332,046
Urban Outfitters, Inc.*	3,500	109,830
Williams-Sonoma, Inc.	2,900	54,462
		4,632,353
Textiles, Apparel & Luxury Goods (1.7%)
Fossil, Inc.*	1,300	34,749
Hanesbrands, Inc.*	2,600	56,212
Phillips-Van Heusen Corp.	1,300	52,195
Polo Ralph Lauren Corp.	200	14,884
Skechers U.S.A., Inc. Class A*	3,300	72,006
Steven Madden, Ltd.*	800	32,400
The Timberland Co. Class A*	7,900	127,822
The Warnaco Group, Inc.*	25,700	1,041,621
Under Armour, Inc. Class A*	2,683	72,039
		1,503,928
Thrifts & Mortgage Finance (1.6%)
Astoria Financial Corp.	2,201	21,966
Clifton Savings Bancorp, Inc.	100	922
First Niagara Financial Group, Inc.	4,927	63,263
New York Community Bancorp, Inc.	94,100	1,015,339
NewAlliance Bancshares, Inc.	21,000	232,680
ViewPoint Financial Group	100	1,340
Washington Federal, Inc.	2,927	50,198
		1,385,708
Tobacco (0.3%)
Universal Corp.	7,400	307,766
Trading Companies & Distributors (0.2%)
GATX Corp.	1,200	32,616
MSC Industrial Direct Co., Inc. Class A	2,700	116,235
Rush Enterprises, Inc. Class A*	100	1,092
United Rentals, Inc.*	1,600	15,184
		165,127
Water Utilities (0.2%)
Aqua America, Inc.	9,000	139,050

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Wireless Telecommunication Services (1.3%)
Crown Castle International Corp.*	200	$6,044
NII Holdings, Inc.*	14,800	398,564
Syniverse Holdings, Inc.*	16,400	280,932
Telephone & Data Systems, Inc.	15,000	444,300
USA Mobility, Inc.	100	1,090
		1,130,930
TOTAL COMMON STOCKS (Cost $89,386,522)		86,518,491
PREFERRED STOCK (0.0%)
Personal Products (0.0%)
Revlon, Inc.*^ (Cost $3,322)	600	2,820
	Par (000)
SHORT-TERM INVESTMENT (2.7%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 11/02/09 (Cost $2,444,000)	$2,444	2,444,000
TOTAL INVESTMENTS AT VALUE (100.7%) (Cost $91,833,844)		88,965,311
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)		(652,208)
NET ASSETS (100.0%)		$88,313,103

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities
October 31, 2009

	Large Cap Growth Fund	Mid-Cap Core Fund
Assets
Investments at value, (Cost $47,682,961 and $91,833,844, respectively) (Note 2)	$50,880,369	$88,965,311
Receivable for investments sold	849,318	1,385,828
Receivable for fund shares sold	16,690	118,848
Dividend and interest receivable	84,994	34,358
Prepaid expenses	43,014	39,983
Total Assets	51,874,385	90,544,328
Liabilities
Advisory fee payable (Note 3)	34,626	15,492
Administrative services fee payable (Note 3)	6,761	13,456
Shareholder servicing/Distribution fee payable (Note 3)	1,876	2,484
Payable for investments purchased	637,066	1,189,028
Due to custodian	66,147	783,122
Payable for fund shares redeemed	56,502	107,893
Trustees'/Directors' fee payable	5,658	5,658
Other accrued expenses payable	83,260	114,092
Total Liabilities	891,896	2,231,225
Net Assets
Capital stock, $.001 par value (Note 6)	3,493	3,127
Paid-in capital (Note 6)	290,199,983	144,513,099
Undistributed net investment income	323,241	285,240
Accumulated net realized loss on investments, foreign currency transactions and futures contracts	(242,741,636)	(53,619,830)
Net unrealized appreciation (depreciation) from investments	3,197,408	(2,868,533)
Net Assets	$50,982,489	$88,313,103
Common Shares
Net assets	$49,150,429	$83,080,988
Shares outstanding	3,360,718	2,927,683
Net asset value, offering price and redemption price per share	$14.62	$28.38
Advisor Shares
Net assets	$917,143	$4,562,802
Shares outstanding	66,895	175,119
Net asset value, offering price and redemption price per share	$13.71	$26.06

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities (continued)
October 31, 2009

	Large Cap Growth Fund	Mid-Cap Core Fund
A Shares
Net assets	$635,763	$623,412
Shares outstanding	44,302	22,292
Net asset value and redemption price per share	$14.35	$27.97
Maximum offering price per share (net asset value/(1-5.75%))	$15.23	$29.68
B Shares
Net assets	$127,271	$44,977
Shares outstanding	9,415	1,676
Net asset value and offering price per share	$13.52	$26.84
C Shares
Net assets	$151,883	$924
Shares outstanding	11,235	34
Net asset value and offering price per share	$13.52	$26.89

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Operations
For the Year Ended October 31, 2009

	Large Cap Growth Fund	Mid-Cap Core Fund
Investment Income (Note 2)
Dividends	$925,016	$1,772,741
Interest	29	53
Securities lending	154	481
Foreign taxes withheld	(8,859)	(13)
Total investment income	916,340	1,773,262
Expenses
Investment advisory fees (Note 3)	232,725	561,304
Administrative services fees (Note 3)	97,530	140,949
Shareholder servicing/Distribution fees (Note 3)
Advisor Class	4,113	22,005
Class A	1,390	1,119
Class B	1,776	594
Class C	1,495	8
Custodian fees	162,780	212,084
Transfer agent fees (Note 3)	113,537	217,108
Registration fees	70,800	71,227
Printing fees (Note 3)	35,798	49,107
Legal fees	33,072	32,513
Audit and tax fees	27,549	32,112
Trustees'/Directors' fees	15,467	15,467
Insurance expense	3,659	6,342
Commitment fees (Note 4)	905	2,104
Interest expense (Note 4)	220	—
Miscellaneous expense	7,440	7,906
Total expenses	810,256	1,371,949
Less: fees waived (Note 3)	(219,663)	(185,553)
Net expenses	590,593	1,186,396
Net investment income	325,747	586,866
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(10,663,705)	(18,702,078)
Net realized gain from foreign currency transactions	11	—
Net change in unrealized appreciation (depreciation) from investments	17,332,367	29,019,527
Net realized and unrealized gain from investments and foreign currency related items	6,668,673	10,317,449
Net increase in net assets resulting from operations	$6,994,420	$10,904,315

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Changes in Net Assets

	Large Cap Growth Fund		Mid-Cap Core Fund
	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008
From Operations
Net investment income	$325,747	$223,002	$586,866	$313,122
Net realized loss from investments and foreign currency transactions	(10,663,694)	(7,438,891)	(18,702,078)	(8,579,946)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	17,332,367	(28,808,883)	29,019,527	(47,759,376)
Net increase (decrease) in net assets resulting from operations	6,994,420	(36,024,772)	10,904,315	(56,026,200)
From Dividends
Dividends from net investment income
Common Class shares	(208,055)	(12,298)	(882,626)	—
Advisor Class shares	(4,669)	—	(17,209)	—
Class A shares	(2,558)	—	(1,919)	—
Class B shares	(1,143)	—	(149)	—
Class C shares	(760)	—	(3)	—
Net decrease in net assets resulting from dividends	(217,185)	(12,298)	(901,906)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,614,989	3,339,078	6,962,140	8,104,375
Reinvestment of dividends	207,750	11,938	889,594	—
Net asset value of shares redeemed	(9,972,566)	(25,841,004)	(18,590,033)	(47,718,163)
Net decrease in net assets from capital share transactions	(8,149,827)	(22,489,988)	(10,738,299)	(39,613,788)
Net decrease in net assets	(1,372,592)	(58,527,058)	(735,890)	(95,639,988)
Net Assets
Beginning of year	52,355,081	110,882,139	89,048,993	184,688,981
End of year	$50,982,489	$52,355,081	$88,313,103	$89,048,993
Undistributed net investment income	$323,241	$217,157	$285,240	$283,559

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$12.58	$20.32	$17.40	$16.49	$15.26
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.09	0.05	0.01	(0.04)	0.01
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	2.01	(7.79)	2.91	0.97	1.22
Total from investment operations	2.10	(7.74)	2.92	0.93	1.23
LESS DIVIDENDS
Dividends from net investment income	(0.06)	(0.00)[2]	—	(0.02)	—
Total dividends	(0.06)	—	—	(0.02)	—
Net asset value, end of year	$14.62	$12.58	$20.32	$17.40	$16.49
Total return[3]	16.80%	(38.08)%	16.78%	5.62%	8.06%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$49,150	$50,314	$105,404	$181,077	$291,148
Ratio of expenses to average net assets	1.25%	1.24%	1.10%	1.20%	1.17%
Ratio of net investment income (loss) to average net assets	0.72%	0.29%	0.04%	(0.24)%	0.09%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.47%	—	—	—	—
Portfolio turnover rate	494%	171%	161%	94%	97%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$11.86	$19.24	$16.56	$15.76	$14.65
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.03	(0.03)	(0.08)	(0.12)	(0.04)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.88	(7.35)	2.76	0.92	1.15
Total from investment operations	1.91	(7.38)	2.68	0.80	1.11
LESS DIVIDENDS
Dividends from net investment income	(0.06)	—	—	—	—
Total dividends	(0.06)	—	—	—	—
Net asset value, end of year	$13.71	$11.86	$19.24	$16.56	$15.76
Total return[2]	16.21%	(38.36)%	16.18%	5.08%	7.58%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$917	$988	$3,541	$3,729	$5,334
Ratio of expenses to average net assets	1.75%	1.71%	1.60%	1.70%	1.67%
Ratio of net investment income (loss) to average net assets	0.25%	(0.19)%	(0.46)%	(0.74)%	(0.41)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.48%	—	—	—	—
Portfolio turnover rate	494%	171%	161%	94%	97%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$12.38	$20.03	$17.20	$16.33	$15.14
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.06	0.01	(0.04)	(0.08)	(0.00)[2]
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.97	(7.66)	2.87	0.95	1.19
Total from investment operations	2.03	(7.65)	2.83	0.87	1.19
LESS DIVIDENDS
Dividends from net investment income	(0.06)	—	—	—	—
Total dividends	(0.06)	—	—	—	—
Net asset value, end of year	$14.35	$12.38	$20.03	$17.20	$16.33
Total return[3]	16.50%	(38.19)%	16.45%	5.33%	7.86%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$636	$606	$1,285	$1,329	$1,585
Ratio of expenses to average net assets	1.50%	1.50%	1.35%	1.45%	1.42%
Ratio of net investment income (loss) to average net assets	0.47%	0.05%	(0.21)%	(0.49)%	(0.16)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.46%	—	—	—	—
Portfolio turnover rate	494%	171%	161%	94%	97%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$11.75	$19.16	$16.58	$15.85	$14.82
INVESTMENT OPERATIONS
Net investment loss[1]	(0.02)	(0.12)	(0.17)	(0.20)	(0.16)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.85	(7.29)	2.75	0.93	1.19
Total from investment operations	1.83	(7.41)	2.58	0.73	1.03
LESS DIVIDENDS
Dividends from net investment income	(0.06)	—	—	—	—
Total dividends	(0.06)	—	—	—	—
Net asset value, end of year	$13.52	$11.75	$19.16	$16.58	$15.85
Total return[2]	15.68%	(38.67)%	15.56%	4.61%	6.95%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$127	$244	$285	$498	$625
Ratio of expenses to average net assets	2.25%	2.28%	2.10%	2.20%	2.17%
Ratio of net investment loss to average net assets	(0.17)%	(0.73)%	(0.97)%	(1.24)%	(0.91)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.56%	—	—	—	—
Portfolio turnover rate	494%	171%	161%	94%	97%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$11.75	$19.16	$16.58	$15.85	$14.81
INVESTMENT OPERATIONS
Net investment loss[1]	(0.03)	(0.12)	(0.17)	(0.20)	(0.14)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.86	(7.29)	2.75	0.93	1.18
Total from investment operations	1.83	(7.41)	2.58	0.73	1.04
LESS DIVIDENDS
Dividends from net investment income	(0.06)	—	—	—	—
Total dividends	(0.06)	—	—	—	—
Net asset value, end of year	$13.52	$11.75	$19.16	$16.58	$15.85
Total return[2]	15.68%	(38.67)%	15.56%	4.61%	7.02%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$152	$203	$367	$385	$471
Ratio of expenses to average net assets	2.25%	2.26%	2.10%	2.20%	2.17%
Ratio of net investment loss to average net assets	(0.24)%	(0.72)%	(0.96)%	(1.24)%	(0.91)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.49%	—	—	—	—
Portfolio turnover rate	494%	171%	161%	94%	97%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$24.95	$39.24	$33.21	$31.67	$28.04
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.18	0.09	(0.07)	(0.19)	(0.27)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	3.52	(14.38)	6.10	1.73	3.90
Total from investment operations	3.70	(14.29)	6.03	1.54	3.63
LESS DIVIDENDS
Dividends from net investment income	(0.27)	—	—	—	—
Total dividends	(0.27)	—	—	—	—
Net asset value, end of year	$28.38	$24.95	$39.24	$33.21	$31.67
Total return[2]	15.14%	(36.42)%	18.16%	4.86%	12.95%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$83,081	$83,760	$173,327	$228,798	$290,509
Ratio of expenses to average net assets	1.45%	1.32%	1.25%	1.35%	1.39%
Ratio of net investment income (loss) to average net assets	0.76%	0.25%	(0.19)%	(0.56)%	(0.87)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.23%	—	0.00%[3]	0.03%	—
Portfolio turnover rate	434%	208%	278%	69%	79%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  This amount represents less than 0.01%.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$22.84	$36.09	$30.70	$29.42	$26.18
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.06	(0.08)	(0.23)	(0.33)	(0.40)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	3.24	(13.17)	5.62	1.61	3.64
Total from investment operations	3.30	(13.25)	5.39	1.28	3.24
LESS DIVIDENDS
Dividends from net investment income	(0.08)	—	—	—	—
Total dividends	(0.08)	—	—	—	—
Net asset value, end of year	$26.06	$22.84	$36.09	$30.70	$29.42
Total return[2]	14.55%	(36.71)%	17.56%	4.35%	12.38%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$4,563	$4,844	$10,892	$16,250	$24,851
Ratio of expenses to average net assets	1.95%	1.82%	1.75%	1.85%	1.89%
Ratio of net investment income (loss) to average net assets	0.28%	(0.25)%	(0.68)%	(1.06)%	(1.37)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%	—	0.01%	0.03%	—
Portfolio turnover rate	434%	208%	278%	69%	79%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$24.48	$38.59	$32.73	$31.29	$27.77
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.09	0.04	(0.15)	(0.27)	(0.34)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	3.52	(14.15)	6.01	1.71	3.86
Total from investment operations	3.61	(14.11)	5.86	1.44	3.52
LESS DIVIDENDS
Dividends from net investment income	(0.12)	—	—	—	—
Total dividends	(0.12)	—	—	—	—
Net asset value, end of year	$27.97	$24.48	$38.59	$32.73	$31.29
Total return[2]	14.88%	(36.56)%	17.90%	4.60%	12.68%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$623	$399	$345	$555	$688
Ratio of expenses to average net assets	1.70%	1.54%	1.50%	1.60%	1.64%
Ratio of net investment income (loss) to average net assets	0.37%	0.11%	(0.42)%	(0.81)%	(1.12)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%	—	0.01%	0.03%	—
Portfolio turnover rate	434%	208%	278%	69%	79%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$23.63	$37.54	$32.10	$30.91	$27.64
INVESTMENT OPERATIONS
Net investment loss[1]	(0.09)	(0.27)	(0.43)	(0.50)	(0.58)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	3.38	(13.64)	5.87	1.69	3.85
Total from investment operations	3.29	(13.91)	5.44	1.19	3.27
LESS DIVIDENDS
Dividends from net investment income	(0.08)	—	—	—	—
Total dividends	(0.08)	—	—	—	—
Net asset value, end of year	$26.84	$23.63	$37.54	$32.10	$30.91
Total return[2]	14.02%	(37.05)%	16.95%	3.85%	11.83%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$45	$45	$124	$80	$55
Ratio of expenses to average net assets	2.45%	2.35%	2.25%	2.35%	2.39%
Ratio of net investment loss to average net assets	(0.39)%	(0.82)%	(1.22)%	(1.56)%	(1.87)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.27%	—	0.00%[3]	0.03%	—
Portfolio turnover rate	434%	208%	278%	69%	79%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  This amount represents less than 0.01%.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$23.67	$37.59	$32.10	$30.91	$27.67
INVESTMENT OPERATIONS
Net investment loss[1]	(0.09)	(0.22)	(0.40)	(0.51)	(0.62)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	3.39	(13.70)	5.89	1.70	3.86
Total from investment operations	3.30	(13.92)	5.49	1.19	3.24
LESS DIVIDENDS
Dividends from net investment income	(0.08)	—	—	—	—
Total dividends	(0.08)	—	—	—	—
Net asset value, end of year	$26.89	$23.67	$37.59	$32.10	$30.91
Total return[2]	14.04%	(37.03)%	17.10%	3.85%	11.71%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$1	$1	$1	$1	$1
Ratio of expenses to average net assets	2.45%	2.28%	2.16%	2.35%	2.39%
Ratio of net investment loss to average net assets	(0.31)%	(0.68)%	(1.15)%	(1.56)%	(1.87)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.25%	—	0.00%[3]	0.03%	—
Portfolio turnover rate	434%	208%	278%	69%	79%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  This amount represents less than 0.01%.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Notes to Financial Statements
October 31, 2009

Note 1. Organization

The Credit Suisse Funds covered in this report are Credit Suisse Large Cap Growth Fund ("Large Cap Growth") and Credit Suisse Mid-Cap Core Fund ("Mid-Cap Core"), (each a "Fund" and collectively, the "Funds"), each of which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. Large Cap Growth was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987. Mid-Cap Core was incorporated under the laws of the State of Maryland on November 12, 1987. Investment objectives for each Fund are as follows: Large Cap Growth seeks long-term capital appreciation and Mid-Cap Core seeks maximum capital appreciation.

Large Cap Growth and Mid-Cap Core each offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. Effective December 12, 2001, the Funds' Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares of each fund are sold subject to a maximum front-end sales charge of 5.75%. Class B shares of each fund are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares of each fund are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 2. Significant Accounting Policies

amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Funds' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees/Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 2. Significant Accounting Policies

•  Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing each Fund's investments carried at value:

Large Cap Growth	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$50,306,609	$—	$—	$50,306,609
Preferred Stock	—	—	3,760	3,760
Short-Term Investment	—	570,000	—	570,000
Other Financial Instruments*	—	—	—	—
	$50,306,609	$570,000	$3,760	$50,880,369

*Other financial instruments include futures, forwards and swap contracts.

As of October 31, 2009, the amounts shown by Large Cap Growth as being Level 3 securities that were measured at fair value amounted to 0.01% of net assets.

Mid-Cap Core	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$86,518,491	$—	$—	$86,518,491
Preferred Stock	—	—	2,820	2,820
Short-Term Investment	—	2,444,000	—	2,444,000
Other Financial Instruments*	—	—	—	—
	$86,518,491	$2,444,000	$2,820	$88,965,311

*Other financial instruments include futures, forwards and swap contracts.

As of October 31, 2009, the amounts shown by Mid-Cap Core as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective October 31, 2009, each Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that each Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 2. Significant Accounting Policies

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 2. Significant Accounting Policies

Each Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. Each Fund has reviewed its current tax positions and has determined that no provision for income tax is required in each Fund's financial statements. Each Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pool available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FUTURES — Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Each Fund may use futures contracts to gain exposure to, or hedge against changes in equities. Upon entering into a futures contract, each Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and each Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 2. Significant Accounting Policies

futures against default. In addition, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At October 31, 2009, the Funds had no open futures contracts.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2009, total earnings from the Funds' investment in cash collateral received in connection with Large Cap Growth and Mid-Cap Core's securities lending arrangements were $165 and $554, respectively, of which $2 and $2, respectively, were rebated to borrowers (brokers). The Funds retained $154 and $481 in income, respectively, from the cash collateral investment, and SSB, as lending agent, was paid $9 and $71, respectively. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for each Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from Large Cap Growth of 0.50%, and from Mid-Cap Core of 0.70%. For the year ended October 31, 2009, investment advisory fees earned and voluntarily waived were as follows:

Fund	Gross Investment Advisory Fee	Waiver	Net Investment Advisory Fee
Large Cap Growth	$232,725	$(219,663)	$13,062
Mid-Cap Core	561,304	(185,553)	375,751

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse will not recapture from the Funds any fees it waived during the year ended October 31, 2009. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Funds. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of each Fund's average daily net assets. For the year ended October 31, 2009, co-administrative services fees earned by CSAMSI were as follows:

Fund	Co-Administration Fee
Large Cap Growth	$41,891
Mid-Cap Core	72,167

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

Fund	Co-Administration Fee
Large Cap Growth	$55,639
Mid-Cap Core	68,782

In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Advisor class shares of each Fund, the shareholder servicing fee is calculated at an annual rate of 0.50% of the average daily net assets. For the Class A shares of each Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For the Class B and Class C shares of each Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets. Common Class shares of each Fund do not bear distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds and receive compensation from Credit Suisse.

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse is then reimbursed by the Funds. For the year ended October 31, 2009, the Funds reimbursed Credit Suisse the following amounts, which are included in each Fund's transfer agent expense as follows:

Fund	Amount
Large Cap Growth	$52,277
Mid-Cap Core	169,900

For the year ended October 31, 2009, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

Fund	Amount
Large Cap Growth	$807
Mid-Cap Core	6,925

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by each Fund to provide certain financial printing services. For the year ended October 31, 2009, Merrill was paid for its services by the Funds as follows:

Fund	Amount
Large Cap Growth	$47,007
Mid-Cap Core	29,683

Note 4. Line of Credit

The Funds, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participate in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2009 and during the year ended October 31, 2009, Mid-Cap Core had no borrowings under the Credit Facility. At October 31, 2009, Large Cap Growth had no loan outstanding under the Credit Facility. During the year ended October 31, 2009, Large Cap Growth had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$1,113,636	0.646%	$2,299,000

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2009, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Large Cap Growth	$231,113,555	$238,866,606
Mid-Cap Core	349,945,362	361,030,816

Note 6. Capital Share Transactions

Large Cap Growth is authorized to issue an unlimited number of full and fractional shares of beneficial interest. Mid-Cap Core has four billion full and fractional shares of capital stock authorized and classified as follows: one billion as Common Class shares, one billion as Advisor Class shares, one billion as Class A shares, 500 million as Class B shares and 500 million as Class C shares. Each Fund has a par value of $.001 per share. Transactions in classes of each Fund were as follows:

	Large Cap Growth
	Common Class
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	116,826	$1,386,707	159,396	$2,774,022
Shares issued in reinvestment of dividends	17,810	200,184	605	11,938
Shares redeemed	(772,787)	(9,307,848)	(1,349,326)	(23,359,642)
Net decrease	(638,151)	$(7,720,957)	(1,189,325)	$(20,573,682)
	Advisor Class
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	6,887	$82,799	8,227	$134,983
Shares issued in reinvestment of dividends	440	4,653	—	—
Shares redeemed	(23,792)	(269,604)	(108,901)	(1,889,233)
Net decrease	(16,465)	$(182,152)	(100,674)	$(1,754,250)

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 6. Capital Share Transactions

	Class A
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	8,669	$118,529	11,364	$193,335
Shares issues in reinvestment of dividends	170	1,887	—	—
Shares redeemed	(13,493)	(172,596)	(26,555)	(439,504)
Net decrease	(4,654)	$(52,180)	(15,191)	$(246,169)
	Class B
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	1,581	$15,314	12,883	$222,538
Shares issued in reinvestment of dividends	62	645	—	—
Shares redeemed	(12,998)	(146,663)	(7,002)	(117,048)
Net increase (decrease)	(11,355)	$(130,704)	5,881	$105,490
	Class C
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	1,033	$11,640	820	$14,200
Shares issued in reinvestment of dividends	36	381	—	—
Shares redeemed	(7,099)	(75,855)	(2,718)	(35,577)
Net decrease	(6,030)	$(63,834)	(1,898)	$(21,377)
	Mid-Cap Core
	Common Class
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	203,778	$4,945,243	180,449	$6,174,956
Shares issued in reinvestment of dividends	39,284	870,349	—	—
Shares redeemed	(672,355)	(15,797,776)	(1,240,754)	(43,198,492)
Net decrease	(429,293)	$(9,982,184)	(1,060,305)	$(37,023,536)

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 6. Capital Share Transactions

	Advisor Class
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	78,173	$1,750,666	47,514	$1,537,515
Shares issued in reinvestment of dividends	861	17,208	—	—
Shares redeemed	(116,041)	(2,670,019)	(137,153)	(4,337,076)
Net decrease	(37,007)	$(902,145)	(89,639)	$(2,799,561)
	Class A
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	8,453	$216,231	10,767	$368,349
Shares issues in reinvestment of dividends	89	1,915	—	—
Shares redeemed	(2,565)	(60,087)	(3,389)	(108,554)
Net increase	5,977	$158,059	7,378	$259,795
	Class B
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	2,140	$50,000	737	$23,555
Shares issued in reinvestment of dividends	6	122	—	—
Shares redeemed	(2,353)	(62,151)	(2,168)	(74,041)
Net decrease	(207)	$(12,029)	(1,431)	$(50,486)
	Class C
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 6. Capital Share Transactions

On October 31, 2009, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap Growth
Common Class	4	38%
Advisor Class	5	79%
Class A	5	74%
Class B	9	64%
Class C	5	92%
Mid-Cap Core
Common Class	4	57%
Advisor Class	2	90%
Class A	4	37%
Class B	5	95%
Class C	1	100%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended October 31, 2009 and 2008, respectively, by the Funds were as follows:

	Ordinary Income
Fund	2009	2008
Large Cap Growth	$217,185	$12,298
Mid-Cap Core	901,906	0

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of wash sales, real estate investment trusts and cumulative basis adjustments on partnerships. At October 31, 2009, the components of distributable earnings on a tax basis for the Funds were as follows:

	Large Cap Growth	Mid-Cap Core
Accumulated realized loss	$(242,014,731)	$(51,246,527)
Unrealized appreciation (depreciation)	2,470,503	(5,240,094)
Undistributed net investment income	323,241	283,498
	$(239,220,987)	$(56,203,123)

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 7. Federal Income Taxes

At October 31, 2009, the Funds had capital loss carryforwards available to offset possible future capital gains as follows:

	Expires October 31,
Fund	2010	2011	2016	2017
Large Cap Growth	$186,923,215	$37,559,718	$6,511,343	$11,020,455
Mid-Cap Core	24,669,925	—	6,062,605	20,513,997

During the tax year ended October 31, 2009, Large Cap Growth and Mid-Cap Core did not utilize any of the capital loss carryforwards.

During the tax year ended October 31, 2009, Large Cap Growth and Mid-Cap Core had $64,656,367 and $79,854,279 of the capital loss carryforwards expire, respectively.

It is uncertain whether the Funds will be able to realize the benefits of the capital loss carryforwards before they expire.

At October 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Large Cap Growth	$48,409,865	$3,461,989	$(991,485)	$2,470,504
Mid-Cap Core	94,205,405	7,843,630	(13,083,724)	(5,240,094)

At October 31, 2009, accumulated undistributed net investment income, accumulated net realized gain (loss) on investments and paid-in capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions, partnership investments, expiration of capital loss carryforwards, Fair Fund distributions and real estate investment trusts. Net assets were not affected by these reclassifications.

Fund	Paid-In Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investment
Large Cap Growth	$(64,656,381)	$(2,478)	$64,658,859
Mid-Cap Core	(79,854,302)	316,721	79,537,581

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 8. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent Events

Effective October 31, 2009, each Fund adopted the FASB amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Funds' financial statements through December 23, 2009. Management has determined that there are no material events that would require disclosure in the Funds' financial statements through this date.

Credit Suisse Funds
Report of Independent Registered Public Accounting Firm

To the Board of Directors/Trustees and Shareholders of
Credit Suisse Large Cap Growth Fund and
Credit Suisse Mid-Cap Core Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Growth Fund and Credit Suisse Mid-Cap Core Fund (collectively the "Funds") at October 31, 2009, the results of their operations for the year then ended and the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 23, 2009

Credit Suisse Funds
Information Concerning Directors/Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Independent Directors/ Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director/ Trustee, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	13	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company, Petroleum and Resources Corporation, The Chile Fund, Inc., The Indonesia Fund, Inc., The First Israel Fund, Inc., The Latin America Equity Fund, Inc. and The Emerging Markets Telecommunications Fund, Inc. (each a closed-end investment company).

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director/ Trustee, Audit and Nominating Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	11	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1   Each Director/Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

2   Mr. Garten was initially appointed as a Director/Trustee of the Fund on February 6, 1998. He resigned as Director/Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Funds
Information Concerning Directors/Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Independent Directors/ Trustees

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Director/ Trustee, Audit and Nominating Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	11	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors/ Trustees, Audit Committee Member and Nominating Committee Chairman	Director/ Trustee since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	13	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company); Director of The Chile Fund, Inc., The Indonesia Fund, Inc., The First Israel Fund, Inc., The Latin America Equity Fund, Inc. and The Emerging Markets Telecommunications Fund, Inc. (each a closed-end investment company).

Credit Suisse Funds
Information Concerning Directors/Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers**

George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1954)	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

** The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Directors/Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Funds
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Funds' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Credit Suisse Funds
Tax Information Letter
October 31, 2009 (unaudited)

Important Tax Information for Corporate Shareholders

Corporate shareholders should note for the year ended October 31, 2009, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 100% for the Large Cap Growth Fund and 100% for the Mid-Cap Core Fund.

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2009, the Large Cap Growth Fund and the Mid-Cap Core Fund designate approximately $217,185 and $901,906, respectively, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during the calendar year 2009, complete information will be reported in conjunction with Form 1099-DIV.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  USEQGTH-AR-1009

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2009. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2009.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2008 and October 31, 2009.

	2008	2009
Audit Fees	$25,000	$25,000
Audit-Related Fees(1)	$3,400	$3,400
Tax Fees(2)	$3,400	$2,800
All Other Fees	—	—
Total	$31,800	$31,200

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,400 for 2008 and $3,400 for 2009).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service

3

provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2008 and October 31, 2009.

	2008	2009
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

4

	2008	2009
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2008 and October 31, 2009:

	2008	2009
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2008 and October 31, 2009 were $6,800 and $6,200, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

5

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)            The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

6

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE MID-CAP CORE FUND, INC.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: January 4, 2010

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: January 4, 2010

7